Taxes - Schedule of Valuation Allowance (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Deferred Tax Asset [Member]
Valuation Allowance [Line Items]
Balance, beginning of the year	$ (4,128,600)	$ (526,607)	$ (2,350,700)	$ (1,437,150)
Additions	(1,062,373)	(135,507)	(1,777,900)	(913,550)
Deconsolidation of subsidiaries	1,599,929	204,073
Balance, end of the year	(3,591,044)	(458,041)	(4,128,600)	(2,350,700)
Deferred Tax Liabilities [Member]
Valuation Allowance [Line Items]
Balance, beginning of the year
Acquisition from business combination	4,353,647	555,312
Credit to profit or loss	(362,804)	(46,276)
Balance, end of the year	$ (3,990,843)	$ (509,036)